Commitment and Contingencies (Details) - USD ($)			3 Months Ended	12 Months Ended
	Nov. 22, 2024	Aug. 29, 2024	Mar. 31, 2025	Dec. 31, 2024	Oct. 24, 2024	Aug. 22, 2023
Contingencies [Line Items]
Guarantee agreement						$ 6,857,167
Claiming damages		$ 2,500,000
MVLS Rule [Member]
Contingencies [Line Items]
Market value					$ 50,000,000
MVPHS Rule [Member]
Contingencies [Line Items]
Market value					$ 5,000,000
Future Tech Incorporated [Member]
Contingencies [Line Items]
Ownership percentage	51.00%
Total consideration	$ 3,000,000
Consideration paid			$ 700,000	$ 700,000
Consideration yet to paid			$ 2,300,000	$ 2,300,000